Covid-19 SBA Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Loans outstanding	$ 47,547		$ 49,166	$ 47,533
Federal Paycheck Protection Program [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Proceeds from loans		$ 28,878
Gain of forgiven debt	34,499
Economic Injury Disaster Loan Program [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Proceeds from loans	$ 47,533	$ 55,700
Loan term	30 years
Outstanding shares of common stock, percentage	3.75%
Loans outstanding			$ 49,166	$ 47,533